Provision (Benefit) for Income Taxes Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Foreign income (loss) in Income from continuing operations before income taxes	$ (7,000)	$ (885,000)	$ 20,000
Impairment Loss			2,700,000
Minimum tax credit	155,000	139,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	140,000	140,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(127,000)
Cash payments for income taxes (net of refunds and including discontinued operations)	28,000	5,000	(136,000)
Unrecognized tax benefits	50,000	50,000	55,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	50,000	49,000
Total interest and penalties recognized as part of income tax provision	(400)	300	$ (22,000)
Total interest and penalties accrued as uncertain tax positions	$ 2,000	$ 3,000
Federal tax rate before Tax Reform [Member]
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	35.00%
Federal tax rate after Tax Reform [Member]
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	21.00%